Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Disclosure of property, plant and equipment [text block] [Abstract]
Disclosure of property, plant and equipment [text block]

Note 8 - Property, Plant and Equipment

		Switching
		Transmission,		Multi-		Office
		power,		channel		equipment,
		Cellular,		equipment		computers
	Land and	And satellite	Network	and	Subscriber	and
	buildings	equipment	equipment	infrastructure	equipment	vehicles	Total
	NIS	NIS	NIS	NIS	NIS	NIS	NIS

Cost
Balance as at January 1, 2018	1,004	5,865	5,968	1,200	1,738	1,076	16,851
Additions	22	396	213	247	311	86	1,275
Disposals	(2)	-	-	(1)	(15)	(9)	(27)
Transfer to Investment property	(22)	-	-	-	-	-	(22)
Balance as at December 31, 2018	1,002	6,261	6,181	1,446	2,034	1,153	18,077

Balance as at January 1, 2019	1,002	6,261	6,181	1,446	2,034	1,153	18,077
Additions	63	359	202	147	322	63	1,156
Disposals	(88)	(3)	-	(3)	(7)	(1)	(102)
Transfer to assets held for sale	(43)	-	-	-	-	-	(43)
Balance as at December 31, 2019	934	6,617	6,383	1,590	2,349	1,215	19,088

Depreciation and impairment losses
Balance as at January 1, 2018	455	3,953	2,940	591	1,140	832	9,911
Depreciation for the year	73	481	210	214	215	84	1,277
Loss from impairment of assets	22	-	-	526	-	28	576
Balance as at December 31, 2018	550	4,434	3,150	1,331	1,355	944	11,764

Balance as at January 1, 2019	550	4,434	3,150	1,331	1,355	944	11,764
Depreciation for the year	57	433	201	26	249	65	1,031
Loss from impairment of assets	26	74	45	106	-	10	261
Balance as at December 31, 2019	633	4,941	3,396	1,463	1,604	1,019	13,056

Carrying amounts
As at January 1, 2018	549	1,912	3,028	609	598	244	6,940
As at December 31, 2018	452	1,827	3,031	115	679	209	6,313
As at December 31, 2019	301	1,676	2,987	127	745	196	6,032

A.	The residual value of the Group’s copper cables is assessed at the end of each quarter. The residual value is NIS 159 as at December 31, 2019 and NIS 168 as at December 31, 2018.

B.	Fixed assets in the Group are derecognized at the end of each year upon reaching full depreciation, except for land, buildings, vehicles, copper cables and specific components for Pelephone’s UMTS network, which are derecognized upon their sale. In 2019, the Group derecognized fully depreciated property at a cost of NIS 481 (in 2018, NIS 537).

C.	The Group companies reviewed the useful life of the fixed assets through the depreciation committee, in order to determine the estimated useful life of their equipment. The change is not expected to have a material effect on the depreciation expenses of the Group. Following the findings of the depreciation committees, minor changes were made in the estimated useful life of certain assets.

D.	Most of the real estate assets used by Bezeq are leased under a capitalized lease from the Israel Lands Administration as from 1993 for 49 years, with an option for an extension of another 49 years. Lease rights are amortized over the term of the lease period.

E.	In 2013, Bezeq started to deploy a fiber optic network that will reach the subscriber’s home, as a basis for future supply of advanced communications and broader bandwidths than those currently provided. In 2017, deployment of the fiber reached the state required for operation when a decision is made on the technology to be used, and Bezeq began to amortize the network. Commercial operation of the network is expected in the future.

F.	In accordance with the Communications Order (Bezeq and Broadcasts) (Determination of Essential Service Provided by Bezeq - The Israel Telecommunication Corp., Limited), 1997, approval from the Prime Minister and Minister of Communications is required to confer rights in some of Bezeq’s assets (including switches, cable network, transmission network, and information and databases).

G.	For agreements for purchasing fixed assets please refer to Note 23.

H.	For information about pledges see Note 24.

I.	For information about pledges on loans and borrowings, see Note 15.